Tax (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate		10.70%	17.80%	76.90%
Applicable tax rate		19.00%	19.00%	19.30%
New and amended standards and interpretations		5. New and amended standards and interpretations The accounting policies adopted are consistent with those of the previous financial year, with the exception of the adoption of IFRS 16 Leases, IFRIC Interpretation 23 Uncertainty over Income Tax Treatment, the amendments to IAS 12 Income Taxes, the amendments to IAS 19 Employee Benefits, and the amendments to IFRS 9, IAS 39 and IFRS 7 which were applied from 1 January 2019.
Tax effect from change in tax rate	[1]	£ (121)	£ (123)	£ (123)
Tax in the consolidated statement of comprehensive income		16	27
Deferred tax assets		2,460	2,970
Deferred tax liabilities		£ 80	£ 0
IAS 12 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
New and amended standards and interpretations		IAS 12 – Income Taxes – Amendments to IAS 12 The IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. As a result of the amendment, the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. The amendments of IAS 12 were applied to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. This resulted in reducing the tax charge and increasing profit after tax for 2019 by £171m, 2018 by £175m and 2017 by £174m. This change does not impact retained earnings.
AT1 equity instruments [member] | IAS 12 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
New and amended standards and interpretations		Effective from 1 January 2019, a change in accounting standards requires the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, to be included in the income statement tax charge. Excluding this accounting change which resulted in tax relief on payments in relation to AT1 instruments of £171m (2018: £175m) being included in the income statement tax charge, the Barclays Bank Group’s effective tax rate would have been 16.2% (2018: 31.4%).
AT1 equity instruments [member] | Effect if excluding this accounting change [member] | IAS 12 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		16.20%	31.40%
Tax effect from change in tax rate		£ 171	£ 175
Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		19.00%	19.00%
Tax expense relating to profit (loss) from ordinary activities of discontinued operations		£ 0	£ 138
Deferred tax assets		2,460	2,970
Deferred tax liabilities		80	0
Unused tax credits for which no deferred tax asset recognised		211	203
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		£ 600	600
UK Legislation enacted [member] | Barclays Bank Group [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		17.00%
Intermediate Holding Company - IHC Tax Group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 1,037	1,454
US Branch Tax group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,015	1,087
UK Tax group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0	3
Other [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		408	426
After more than 12 months [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,922	2,932
Deferred tax liabilities		909	576
Within five years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		41	240
Within six to ten years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		239	259
Within eleven to twenty years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		210	948
Indefinitely [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised		12,927	14,866
Continuing operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax in the consolidated statement of comprehensive income		16	27	£ (7)	[2]
Continuing operations [member] | Other equity instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax in the consolidated statement of comprehensive income	[3]	0	0
Temporary differences [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		136	174
Unused tax losses [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		19,200	16,313
Unused tax losses [member] | Intermediate Holding Company - IHC Tax Group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		54	220
Unused tax losses [member] | US Branch Tax group [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		84	167
Unused tax losses [member] | Other [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		117	142
Capital losses [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		2,980	3,225
Loss in current or prior year [member] | Other [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 265	£ 245

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. The tax charge for the current period has been reduced by £ 171 m (relief at the standar d UK corporation tax rate is £ 121 m and the relief at the banking surcharge rate is £ 5 0 m ) . Comparatives have been restated, reducing the tax charge for 2018 by £175m and 2017 by £174m (relief at the st andard UK corporation tax rate is £ 123 m (2017 and 2018) and the relief at the banking surcharge rate is £ 52 m (2018) and £ 51 m (2017)). The table above has the AT1 tax credit for the current year and prior periods split between the AT1 tax credit line and th e banking surcharge line. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]	For further details refer to Note 27 .